Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets
	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Prepaid rental and deposits	1,557	3,666	566
Prepayments to suppliers and other business related expenses	33,788	47,465	7,327
Receivables related to exercise of employee options	4,759	5,002	772
Others	2,599	2,441	377
Total	42,703	58,574	9,042